Financial Assets at Fair Value Through Other Comprehensive Income (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IFRS Statement [Line Items]
Capital reduction from equity security investments designated as at FVTOCI	$ 742	$ 709
Equity investments [member]
IFRS Statement [Line Items]
Capital reduction from equity security investments designated as at FVTOCI	$ 32	$ 47	$ 55